Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 15 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo

a. Accounts receivable – a related party

	As of December 31,
Related Party Name	2023	2024	2024
	S$	S$	$
Springview Contracts Pte. Ltd.	145,842	19,901	14,567
Total	145,842	19,901	14,567

b. Amount due to related parties

	As of December 31,
Related Party Name	2023	2024	2024
	S$	S$	$
Mr. Heng Kong Chuan	(19,901)	(85,350)	(62,472)
China International Corporate Management	(584,328)	(969,247)	(709,448)
Total	(604,229)	(1,054,597)	(771,920)

As of the date of this report, the accounts receivable due from Springview Contracts Pte. Ltd. has been fully collected.

During the years ended December 31, 2023 and 2024, the Company received payment of S$1,000,000 and S$125,941 ($92,183) from Springview Contracts Pte. Ltd., respectively.

During the years ended December 31, 2023, the Company repaid to Mr. Heng Kong Chuan S$212,051. During the years ended December 31, 2024, the Company received proceeds from Mr. Heng Kong Chuan S$65,449 ($47,905).

During the years ended December 31, 2023 and 2024, In order to replenish the company’s operating funds and enhance its liquidity, the Company received proceeds of S$584,328 and S$384,919 ($281,744) from China International Corporate Management, respectively.

c. Related party transactions

		For the Years Ended December 31,
Nature	Name	2022	2023	2024	2024
		S$	S$	S$	$
Construction service provided to Springview Contracts Pte. Ltd.	Springview Contracts Pte. Ltd.(1)	347,105	185,694	-	-
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	53,000	12,778	5,270	3,857
(1)	Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of December 31, 2024, no receivables are considered past due.

As of December 31, 2024, Mr. Zhuo Wang, via China International Corporate Management which is under his control, has provided financial support amounting to S$969,247 ($709,448) for payment of expenses incurred for IPO and accrued interest under this financial support letter.

The Company signed an agreement with Mr. Heng Kong Chuan on August 1st, 2024, under which Mr. Heng Kong Chuan would provide the company with an interest-free working capital loan facility not exceeding S$1,500,000 till July 30, 2025. As of December 31, 2024, the company had borrowed a total of 154,155 from Mr. Heng Kong Chuan.